Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	June 30, 2025		June 30, 2024
	USD	AED	AED
	Basic and Diluted	Basic and Diluted	Basic and Diluted

Earnings
Losses attributable to Micropolis Shareowners	(3,281,764)	(12,050,632)	(11,567,148)

Number of Shares
Weighted average number of shares	32,052,243	32,052,243	30,000,000

Earnings per Share
Losses attributable to Micropolis Shareowners per share	(0.10)	(0.38)	(0.39)

	December 31, 2024		December 31, 2023
	USD	AED	AED
	Basic and Diluted	Basic and Diluted	Basic and Diluted

Earnings
Losses attributable to Micropolis Shareowners	(6,071,463)	(22,294,417)	(11,888,180)

Number of Shares
Weighted average number of shares	30,000,000	30,000,000	25,585,578

Earnings per Share
Losses attributable to Micropolis Shareowners per share	(0.20)	(0.74)	(0.46)